Shareholder Fees {- Communication Services Portfolio}	Apr. 29, 2021 USD ($)
02.28 Select Portfolios: Group 1 Consumer Discretionary Sector Combo PRO-18 | Communication Services Portfolio
Shareholder Fees:
(fees paid directly from your investment)	none